Other income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Notes to Financial Statements
Gain on disposal of property plant and equipment	$ 12	$ 0	$ 718
Gain on disposal of intangible assets	0	79	519
Gain from deregistration of subsidiaries	0	22	0
Other gains	342	453	724
Other income, net	$ 342	$ 554	$ 1,961